RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (18,360)
Additional provisions in the period	(8,083)
Balance sheet write-offs	1,070
Recoveries of amounts previously reserved	4,861
Balance sheet reclassifications	(535)
Accounts receivables, Allowance for Credit Loss, Disposal	(222)
Foreign exchange impact	501
Trade receivables, allowances for credit losses at end of period	$ (20,324)